Annual Fund Operating Expenses - Class I R Shares - Alger Small Cap Growth Institutional Fund - IR	Mar. 01, 2021
Class I
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Shareholder Servicing Fees	0.25%
Total Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.30%
Class R
Operating Expenses:
Advisory Fees	0.81%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Shareholder Servicing Fees	0.25%
Total Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.80%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .81%, and for assets in excess of $1 billion is .75%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .76%.